Significant Transactions - Detailed Information of Business Acquisition (Parenthetical) (Detail) $ / shares in Units, $ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Jun. 23, 2017 CAD ($) $ / shares shares	Nov. 30, 2017 CAD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2018 CAD ($)	Oct. 31, 2017	Jun. 23, 2017 USD ($) $ / shares
Disclosure of detailed information about business combination [line items]
Increase in goodwill			$ 18	$ 91
Private bancorp inc [member]
Disclosure of detailed information about business combination [line items]
Common shares issued	32,137,402					32,137,402
Components of merger consideration					32,137,402 CIBC common shares were issued at a price of US$80.95 per share to satisfy the equity component of the merger consideration of 0.4176 of a CIBC common share per PrivateBancorp share.
Cash transferred	$ 2,770					$ 2,100
Acquisition of common share price per share | $ / shares						$ 61.00
Cash component merger consideration | $ / shares	$ 27.20
Increase in goodwill		$ 29
Equity settled share based awards issued amount	$ 72					$ 54
Private bancorp inc [member] | Restricted shares [member]
Disclosure of detailed information about business combination [line items]
Equity settled share based awards issued, shares | shares	190,789
Private bancorp inc [member] | Stock options [member]
Disclosure of detailed information about business combination [line items]
Equity settled share based awards issued, shares | shares	988,544
Private bancorp inc [member] | Cash 1 [member]
Disclosure of detailed information about business combination [line items]
Settlement of obligation to dissenting shareholders		162
Private bancorp inc [member] | Common shares [member]
Disclosure of detailed information about business combination [line items]
Settlement of obligation to dissenting shareholders		$ 194